Leases - Carrying amounts of lease liabilities and the movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Amount beginning of the year	€ 150,437	€ 145,554
Foreign currency translation	(923)	6,691
Additions	38,784	14,292
Business combination	3,962
Disposals	(232)	(58)
Accretion of interest	3,841	3,728	€ 3,125
Payments	(19,046)	(19,770)
Amount end of the year	€ 176,823	€ 150,437	€ 145,554